SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Total revenues	$ 629,428	$ 503,568	$ 446,103
Product sales
Segment reporting
Total revenues	617,240	491,949	435,170
Apparel
Segment reporting
Total revenues	518,272	399,518	274,212
Other general merchandises
Segment reporting
Total revenues	$ 98,968	$ 92,431	$ 160,958